Supplemental Oil, Natural Gas and NGL Reserve Information (Unaudited) Discounted Future Net Cash Flows (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Discounted future net cash flows
Future crude oil, natural gas and NGL sales	$ 4,119,888	$ 5,051,640
Future production costs	(1,193,560)	(1,173,237)
Future development costs	(1,141,330)	(1,017,668)
Future net cash flows	1,784,998	2,860,735
10% annual discount	949,115	1,473,263
Standardized measure of discounted future net cash flows	$ 835,883	$ 1,387,472	$ 7,816